ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Liabilities And Other Payables
SCHEDULE OF INFORMATION ABOUT ACCRUED LIABILITIES AND OTHER PAYABLES
	As of December 31,
	2024	2023
	USD’000	USD’000
Accrued salary	59	69
Others	1,069	147
	1,128	216